Lehman Brothers Income Funds(R)
Supplement to the Prospectus dated February 28, 2007
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
TRUST CLASS

LEHMAN BROTHERS STRATEGIC INCOME FUND

         IMPORTANT NOTICE REGARDING CHANGES TO FUND INVESTMENT POLICIES

EFFECTIVE FEBRUARY 28, 2008, THE FUND WILL MAKE SIGNIFICANT CHANGES TO ITS INVESTMENT POLICIES AND WILL NO LONGER BE MANAGED BY AN ASSET ALLOCATION COMMITTEE. THE FUND'S NEW GOAL AND STRATEGY ARE DESCRIBED BELOW.

IN CONNECTION WITH THESE CHANGES, THE FUND WILL NO LONGER DEDICATE A PORTION OF ITS ASSETS TO DIVIDEND-PAYING EQUITY SECURITIES, INCLUDING THOSE ISSUED BY REAL ESTATE INVESTMENT TRUSTS. CONSEQUENTLY, AS DESCRIBED BELOW AND SUBJECT TO SHAREHOLDER APPROVAL, THE FUND WILL MODIFY ITS FUNDAMENTAL POLICY ON INDUSTRY CONCENTRATION TO CLARIFY THAT THE FUND IS NOT REQUIRED TO INVEST IN THE REAL ESTATE INDUSTRY.

AS A RESULT OF IMPLEMENTING THE INVESTMENT POLICY CHANGES, THE FUND'S PORTFOLIO TURNOVER RATE IS EXPECTED TO INCREASE. THIS MAY INCREASE BROKERAGE COMMISSIONS AND RESULT IN HIGHER TRANSACTION COSTS. TO THE EXTENT THAT THE TRADING RESULTS IN NET REALIZED GAINS, SHAREHOLDERS WILL BE TAXED ON THE DISTRIBUTIONS THEREOF.

ALSO EFFECTIVE WITH THE INVESTMENT POLICY CHANGES, THE FUND'S MANAGEMENT FEE WILL DECREASE FROM 0.60% TO 0.55% OF ITS AVERAGE DAILY NET ASSETS.

THE FUND'S NEW GOAL  AND  STRATEGY  AND  THE  MAIN  ATTENDANT  RISKS  WILL BE AS
FOLLOWS:

      GOAL AND STRATEGY
      -----------------

      THE FUND SEEKS HIGH CURRENT INCOME WITH A SECONDARY OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

      The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund may invest in debt securities across the credit spectrum including investment-grade, below-investment-grade, and unrated securities. The Fund may invest in a broad array of securities including: securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage-backed securities and other asset-backed securities, and bank loans. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance, such as zero coupon bonds.

LEHMAN BROTHERS ASSET MANAGEMENT

      The Fund may invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

      The Fund may invest without limit in securities rated below-investment-grade ("high yield bonds," commonly called "junk bonds").

      The Fund may also invest without limit in foreign securities. Normally, the Fund will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as the countries included in the JPM Emerging Markets Bond Index Global Diversified.

      Additionally, the Fund may invest in municipal securities, including tender option bonds, convertible securities and preferred securities. The Fund may invest in equity securities, but normally will not invest more than 10% of its total assets in rights, warrants or common stock. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

      The Fund may invest in securities of any maturity and does not have a target-average duration.

      INVESTMENT PHILOSOPHY AND PROCESS

      The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o PORTFOLIO STRATEGY: The Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o STRATEGY IMPLEMENTATION: Once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase, such as investment-grade securities, non-investment-grade securities, emerging market securities, and non-U.S. dollar-denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.

      MAIN RISKS
      ----------

      Most of the Fund's performance depends on what happens in the bond markets. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment may fall, and you could lose money.

      INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

      Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

      CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then-current yields, which will be lower than the yield of the callable security that was paid off.

      CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

         o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

         o  social, economic or political factors

         o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

         o  factors  affecting  an  issuer directly,  such  as  management
            changes,  labor  relations,   collapse  of  key  suppliers  or
            customers, or material changes in overhead.

      While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

      Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

      BELOW-INVESTMENT-GRADE BONDS. Below-investment-grade bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

      To the extent the Fund invests in lower-rated bonds, the Fund is subject to their risks, including the risk that its holdings may:

         o fluctuate more widely in price and yield than investment-grade bonds

         o fall in price during times when the economy is weak or is expected to become weak

         o  be difficult to sell at the time and price the Fund desires

         o  require a greater degree of judgment to establish a price

         o  go into default.

      The value of the Fund's below-investment-grade bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds.

      FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets.

      Over a given period of time, foreign securities may underperform U.S. securities - sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

      To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

      Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

      DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

      FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

      FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

      SWAPS. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

      ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

      GENERAL. Over time, the Fund may produce lower returns than stock investments.

      PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

AS DISCUSSED ABOVE AND SUBJECT TO SHAREHOLDER APPROVAL, THE FUND'S FUNDAMENTAL POLICY REGARDING INDUSTRY CONCENTRATION WILL BE CHANGED TO CLARIFY THAT THE FUND IS NOT REQUIRED TO INVEST IN THE REAL ESTATE INDUSTRY. AS A RESULT, THE FUND'S CURRENT FUNDAMENTAL POLICY ON INDUSTRY CONCENTRATION (COLUMN A IN THE TABLE BELOW) WILL BE DELETED IN ITS ENTIRETY AND REPLACED WITH A NEW FUNDAMENTAL POLICY ON INDUSTRY CONCENTRATION (COLUMN B IN THE TABLE BELOW).

       -------------------------------------------------------------------
               COLUMN A                            COLUMN B
       -------------------------------------------------------------------
         CURRENT FUNDAMENTAL POLICY       NEW FUNDAMENTAL POLICY ON
         ON INDUSTRY CONCENTRATION        INDUSTRY CONCENTRATION
       -------------------------------------------------------------------
         The Fund may not  purchase any   The Fund may not  purchase any
         security if, as a result,  25%   security if, as a result,  25%
         or  more of its  total  assets   or  more of its  total  assets
         (taken at current value) would   (taken at current value) would
         be invested in the  securities   be invested in the  securities
         of   issuers    having   their   of   issuers    having   their
         principal business  activities   principal business  activities
         in the same  industry,  except   in  the  same  industry.  This
         that the Fund  will  invest up   limitation  does not  apply to
         to 25% of its total  assets in   purchases of securities issued
         the real estate industry. This   or   guaranteed  by  the  U.S.
         limitation  does not  apply to   Government   or   any  of  its
         purchases of securities issued   agencies or instrumentalities.
         or   guaranteed  by  the  U.S.
         Government   or   any  of  its
         agencies or instrumentalities.
       -------------------------------------------------------------------

THE DATE OF THIS SUPPLEMENT IS DECEMBER 21, 2007.

Lehman Brothers Income Funds(R)
Supplement to the Prospectus dated December 17, 2007
--------------------------------------------------------------------------------

CLASS A
CLASS C

LEHMAN BROTHERS STRATEGIC INCOME FUND

         IMPORTANT NOTICE REGARDING CHANGES TO FUND INVESTMENT POLICIES

EFFECTIVE FEBRUARY 28, 2008, THE FUND WILL MAKE SIGNIFICANT CHANGES TO ITS INVESTMENT POLICIES AND WILL NO LONGER BE MANAGED BY AN ASSET ALLOCATION COMMITTEE. THE FUND'S NEW GOAL AND STRATEGY ARE DESCRIBED BELOW.

IN CONNECTION WITH THESE CHANGES, THE FUND WILL NO LONGER DEDICATE A PORTION OF ITS ASSETS TO DIVIDEND-PAYING EQUITY SECURITIES, INCLUDING THOSE ISSUED BY REAL ESTATE INVESTMENT TRUSTS. CONSEQUENTLY, AS DESCRIBED BELOW AND SUBJECT TO SHAREHOLDER APPROVAL, THE FUND WILL MODIFY ITS FUNDAMENTAL POLICY ON INDUSTRY CONCENTRATION TO CLARIFY THAT THE FUND IS NOT REQUIRED TO INVEST IN THE REAL ESTATE INDUSTRY.

AS A RESULT OF IMPLEMENTING THE INVESTMENT POLICY CHANGES, THE FUND'S PORTFOLIO TURNOVER RATE IS EXPECTED TO INCREASE. THIS MAY INCREASE BROKERAGE COMMISSIONS AND RESULT IN HIGHER TRANSACTION COSTS. TO THE EXTENT THAT THE TRADING RESULTS IN NET REALIZED GAINS, SHAREHOLDERS WILL BE TAXED ON THE DISTRIBUTIONS THEREOF.

ALSO EFFECTIVE WITH THE INVESTMENT POLICY CHANGES, THE FUND'S MANAGEMENT FEE WILL DECREASE FROM 0.60% TO 0.55% OF ITS AVERAGE DAILY NET ASSETS.

THE FUND'S NEW GOAL  AND  STRATEGY  AND  THE  MAIN  ATTENDANT  RISKS  WILL BE AS
FOLLOWS:

      GOAL AND STRATEGY
      -----------------

      THE FUND SEEKS HIGH CURRENT INCOME WITH A SECONDARY OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

      The Fund seeks to achieve its investment objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund's investments include those issued by domestic and foreign governments, corporate entities and trust structures. The Fund may invest in debt securities across the credit spectrum including investment-grade, below-investment-grade, and unrated securities. The Fund may invest in a broad array of securities including: securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, corporate bonds, commercial paper, mortgage-backed securities and other asset-backed securities, and bank loans. Securities in which the Fund may invest may be structured as fixed rate debt, floating rate debt, and debt that may not pay interest at the time of issuance, such as zero coupon bonds.


LEHMAN BROTHERS ASSET MANAGEMENT

      The Fund may invest without limit in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts and swaps, such as total return swaps, credit default swaps and interest rate swaps.

      The Fund may invest without limit in securities rated below-investment-grade ("high yield bonds," commonly called "junk bonds").

      The Fund may also invest without limit in foreign securities. Normally, the Fund will not invest more than 25% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund defines emerging market countries as the countries included in the JPM Emerging Markets Bond Index Global Diversified.

      Additionally, the Fund may invest in municipal securities, including tender option bonds, convertible securities and preferred securities. The Fund may invest in equity securities, but normally will not invest more than 10% of its total assets in rights, warrants or common stock. The Fund may also hold short-term securities including cash, cash equivalents and other debt obligations.

      The Fund may invest in securities of any maturity and does not have a target-average duration.

      INVESTMENT PHILOSOPHY AND PROCESS

      The Portfolio Management Team's investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the unique strengths of its proprietary fundamental research capabilities, decision-making frameworks and quantitative risk management tools. The Portfolio Management Team employs an integrated investment process in managing the Fund.

      o PORTFOLIO STRATEGY: The Global Investment Strategy Team, which consists of the Portfolio Management Team and other senior investment professionals, establishes the investment profile for the Fund, which it monitors on an ongoing basis, including exposures to sectors (such as government, structured debt, credit, etc.) and duration/yield curve positioning, utilizing internally generated data that are produced by specialty sector investment teams in conjunction with asset allocation tools;

      o STRATEGY IMPLEMENTATION: Once the investment profile for the Fund is established, the research teams and Portfolio Management Team determine industry/sub-sector weightings, and make securities selections within the types of securities that the Fund can purchase, such as investment-grade securities, non-investment-grade securities, emerging market securities, and non-U.S. dollar-denominated securities. When assessing the worth of a particular security, the teams utilize internally generated research and proprietary quantitatively driven tools and frameworks to a) establish an internal outlook, b) evaluate the market's outlook as it is reflected in asset prices and c) contrast the two. The goal is to identify and evaluate investment opportunities that others may have missed.

      MAIN RISKS
      ----------

      Most of the Fund's performance depends on what happens in the bond markets. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment may fall, and you could lose money.

      INTEREST RATE RISK. The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

      Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

      CALL RISK. Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then-current yields, which will be lower than the yield of the callable security that was paid off.

      CREDIT RISK. The Fund is subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due. A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. The Fund's share price will fluctuate in response to:

         o changes in the actual and perceived creditworthiness of the issuers of the Fund's investments

         o  social, economic or political factors

         o factors affecting the industry in which a particular issuer operates, such as competition or technological advances

         o  factors  affecting  an  issuer directly,  such  as  management
            changes,  labor  relations,   collapse  of  key  suppliers  or
            customers, or material changes in overhead.

      While the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market price of the security. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. These securities carry at least some risk of non-payment. The government securities purchased by the Fund may include mortgage-backed securities.

      Convertible securities are exchangeable for common stock and may therefore be more likely to fluctuate in price.

      BELOW-INVESTMENT-GRADE BONDS. Below-investment-grade bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default on the timely payment of principal and interest or fail to comply with the other terms of the offering over a period of time. These bonds are considered predominantly speculative by the major rating agencies with respect to the issuer's continuing ability to meet principal and interest payments. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal but may do so depending on market conditions. The Fund may invest in securities whose ratings imply an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the Fund's performance.

      To the extent the Fund invests in lower-rated bonds, the Fund is subject to their risks, including the risk that its holdings may:

         o fluctuate more widely in price and yield than investment-grade bonds

         o fall in price during times when the economy is weak or is expected to become weak

         o  be difficult to sell at the time and price the Fund desires

         o  require a greater degree of judgment to establish a price

         o  go into default.

      The value of the Fund's below-investment-grade bonds will fluctuate in response to changes in market interest rates, although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds.

      FOREIGN SECURITIES. Foreign securities could add to the ups and downs in the Fund's share price. Foreign securities are riskier than comparable U.S. securities. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete or inaccurate. Additional risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, social, political or economic instability, nationalization or expropriation of assets, and differing auditing and legal standards. As a result, foreign securities can fluctuate more widely in price than comparable U.S. securities, and they may also be less liquid. These risks are generally greater in emerging markets.

      Over a given period of time, foreign securities may underperform U.S. securities - sometimes for years. The Fund could also underperform if the Portfolio Management Team invests in countries or regions whose economic performance falls short. To the extent the Fund invests in securities denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses. While the Fund may endeavor to hedge against most currency risk, the hedging instruments may not always perform as the Fund expected, and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries.

      To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so concentrated.

      Investing in foreign securities may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign securities and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies.

      DERIVATIVES. A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund's use of derivatives - such as futures, forward contracts and swaps - may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Fund's investment adviser. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

      FUTURES. The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the position. If the price of the futures contract changes, the Fund may be required to make an additional margin deposit. A futures contract is a type of derivative and subject to the risks described above.

      FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Fund may enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates or for investment purposes. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities. The Fund may also purchase and sell forward contracts for non-hedging purposes when the Portfolio Management Team anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Portfolio Management Team's expectations may produce significant losses to the Fund. A forward contract is a type of derivative and subject to the risks described above.

      SWAPS. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps. A swap is a type of derivative and subject to the risks described above.

      ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.

      GENERAL. Over time, the Fund may produce lower returns than stock investments.

      PORTFOLIO TURNOVER. The Fund normally executes an above-average amount of fixed-income trading. Its annual portfolio turnover rate is expected to exceed 100%. A portfolio rate of 100% is equivalent to the Fund's buying and selling all of the securities in its portfolio one time in the course of a year. Although most bond transactions do not involve brokerage commissions, a high turnover can result in higher transaction costs. To the extent that extensive trading results in net realized gains, shareholders will be taxed on the distributions thereof.

AS DISCUSSED ABOVE AND SUBJECT TO SHAREHOLDER APPROVAL, THE FUND'S FUNDAMENTAL POLICY REGARDING INDUSTRY CONCENTRATION WILL BE CHANGED TO CLARIFY THAT THE FUND IS NOT REQUIRED TO INVEST IN THE REAL ESTATE INDUSTRY. AS A RESULT, THE FUND'S CURRENT FUNDAMENTAL POLICY ON INDUSTRY CONCENTRATION (COLUMN A IN THE TABLE BELOW) WILL BE DELETED IN ITS ENTIRETY AND REPLACED WITH A NEW FUNDAMENTAL POLICY ON INDUSTRY CONCENTRATION (COLUMN B IN THE TABLE BELOW).

       -------------------------------------------------------------------
               COLUMN A                            COLUMN B
       -------------------------------------------------------------------
         CURRENT FUNDAMENTAL POLICY       NEW FUNDAMENTAL POLICY ON
         ON INDUSTRY CONCENTRATION        INDUSTRY CONCENTRATION
       -------------------------------------------------------------------
         The Fund may not  purchase any   The Fund may not  purchase any
         security if, as a result,  25%   security if, as a result,  25%
         or  more of its  total  assets   or  more of its  total  assets
         (taken at current value) would   (taken at current value) would
         be invested in the  securities   be invested in the  securities
         of   issuers    having   their   of   issuers    having   their
         principal business  activities   principal business  activities
         in the same  industry,  except   in  the  same  industry.  This
         that the Fund  will  invest up   limitation  does not  apply to
         to 25% of its total  assets in   purchases of securities issued
         the real estate industry. This   or   guaranteed  by  the  U.S.
         limitation  does not  apply to   Government   or   any  of  its
         purchases of securities issued   agencies or instrumentalities.
         or   guaranteed  by  the  U.S.
         Government   or   any  of  its
         agencies or instrumentalities.
       -------------------------------------------------------------------

THE DATE OF THIS SUPPLEMENT IS DECEMBER 21, 2007.